Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Table and Disclosures

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the Company. The Compensation and Talent Management Committee (the Committee) did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” starting on page 54. The following table sets forth the required compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2025, 2024, 2023, 2022 and 2021.

Year(1)	Summary Compensation Table Total for CEO(2) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(2) ($)	Average Compensation Actually Paid to Non-CEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:		Corning GAAP Net Income ($mm) ($)	Corning Core Net Sales ($mm) ($)
					Corning Total Shareholder Return ($)	S&P 500 Communications Equipment Total Shareholder Return(3) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$25,756,121	$61,628,148	$8,733,797	$16,774,738	$279.06	$249.73	$1,596	$16,408
2024	21,686,436	40,030,638	6,661,515	10,798,419	148.63	208.45	506	14,469
2023	15,627,653	12,798,655	5,062,725	3,993,516	92.52	148.95	581	13,580
2022	16,169,469	8,744,301	4,271,097	2,645,033	93.67	122.17	1,316	14,805
2021	20,766,032	27,146,225	6,421,907	7,930,517	105.92	152.23	1,906	14,120

Company Selected Measure Name	Core Net Sales
Named Executive Officers, Footnote

(1)	Our CEO, Wendell P. Weeks, served as our Principal Executive Officer in 2025, 2024, 2023, 2022 and 2021. Our other NEOs (“Non-CEO NEOs”) included:
a.	For 2025, Edward A. Schlesinger, Eric S. Musser (who served for 9 months in 2025), A. Hal Nelson III, Lewis A. Steverson and John Zhang.
b.	For 2024, Edward A. Schlesinger, Eric S. Musser, A. Hal Nelson III, Lewis A. Steverson and John Zhang.
c.	For 2023, Edward A. Schlesinger, Lawrence D. McRae, Eric S. Musser and Lewis A. Steverson.
d.	For 2022, R. Tony Tripeny (who served for four months in 2022), Edward A. Schlesinger, Lawrence D. McRae, Eric S. Musser and Lewis A. Steverson.
e.	For 2021, R. Tony Tripeny, Lawrence D. McRae, Eric S. Musser and Lewis A. Steverson.

Peer Group Issuers, Footnote	For each year, total shareholder return is shown for the Company, the constituent companies of the S&P 500 Communications Equipment index (the “Comparison Group”). The Comparison Group is the same peer group used by Corning for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Corning’s Annual Reports on Form 10-K for each of the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021, which currently consists of the following four companies: Arista Networks, Cisco Systems, F5 and Motorola Solutions, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount	$ 25,756,121	$ 21,686,436	$ 15,627,653	$ 16,169,469	$ 20,766,032
PEO Actually Paid Compensation Amount	$ 61,628,148	40,030,638	12,798,655	8,744,301	27,146,225
Adjustment To PEO Compensation, Footnote

(2)	For each year, the values included in columns (c) and (e) for the compensation actually paid to our CEO and the average compensation paid to our non-CEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

Reconciliation of	2025		2024		2023		2022		2021
Summary Compensation Totals and Compensation Actual Paid	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total for CEO (column (b))	$25,756,121	$8,733,797	$21,686,436	$6,661,515	$15,627,653	$5,062,725	$16,169,469	$4,271,097	$20,766,032	$6,421,907
+/- Net Change in Pension Value	-$2,285,961	-$1,528,964	-$3,465	-$289,109	-$327,691	-$229,731	-$13,662	$174,240	-$12,790	-$129,044
+/- Net Change in Stock Awards Value	$38,157,988	$9,569,905	$18,347,667	$4,426,013	-$2,487,192	-$834,429	-$7,362,526	-$1,767,045	$5,119,430	$1,318,544
+/- Net Change in Option Award Value	$0	$0	$0	$0	-$14,116	-$5,049	-$48,980	-$33,259	$1,273,553	$319,111
Compensation Actually Paid	$61,628,148	$16,774,738	$40,030,638	$10,798,419	$12,798,655	$3,993,516	$8,744,301	$2,645,033	$27,146,225	$7,930,517

Non-PEO NEO Average Total Compensation Amount	$ 8,733,797	6,661,515	5,062,725	4,271,097	6,421,907
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,774,738	10,798,419	3,993,516	2,645,033	7,930,517
Adjustment to Non-PEO NEO Compensation Footnote

(2)	For each year, the values included in columns (c) and (e) for the compensation actually paid to our CEO and the average compensation paid to our non-CEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

Reconciliation of	2025		2024		2023		2022		2021
Summary Compensation Totals and Compensation Actual Paid	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total for CEO (column (b))	$25,756,121	$8,733,797	$21,686,436	$6,661,515	$15,627,653	$5,062,725	$16,169,469	$4,271,097	$20,766,032	$6,421,907
+/- Net Change in Pension Value	-$2,285,961	-$1,528,964	-$3,465	-$289,109	-$327,691	-$229,731	-$13,662	$174,240	-$12,790	-$129,044
+/- Net Change in Stock Awards Value	$38,157,988	$9,569,905	$18,347,667	$4,426,013	-$2,487,192	-$834,429	-$7,362,526	-$1,767,045	$5,119,430	$1,318,544
+/- Net Change in Option Award Value	$0	$0	$0	$0	-$14,116	-$5,049	-$48,980	-$33,259	$1,273,553	$319,111
Compensation Actually Paid	$61,628,148	$16,774,738	$40,030,638	$10,798,419	$12,798,655	$3,993,516	$8,744,301	$2,645,033	$27,146,225	$7,930,517

Equity Valuation Assumption Difference, Footnote

For each year, the value of stock awards and stock option awards used to calculate Compensation Actually Paid reflect the following assumptions:

	2025	2024	2023	2022	2021
Restricted Stock Units
Stock Price	$41.78 - $87.56	$31.29 - $47.52	$30.45 - $34.78	$31.94 - $35.54	$37.23 - $45.90
Performance Stock Units
Stock Price	$41.78 - $87.56	$31.29 - $47.52	$30.45 - $34.78	$31.94 - $35.54	$37.23 - $44.28
Performance Multiplier	0.48 – 2.20	0.48 – 2.00	0.49 – 1.99	0.49 – 1.99	1.00 – 1.81
Stock Options
Stock Price	N/A	N/A	$31.20	$31.94 - $37.23	$37.23 - $44.28
Expected Life	N/A	N/A	4.4	4.4 – 5.8	4.4 – 6.4
Risk-Free Rate	N/A	N/A	3.52%	1.33% - 4.01%	0.80% - 1.33%
Volatility	N/A	N/A	34.84%	30.91% - 34.49%	30.78% - 33.20%
Dividend Yield	N/A	N/A	3.6%	2.6% - 3.4%	2.2% - 2.6%

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table identifies the six most important financial performance measures used by the Committee to link the compensation actually paid to our CEO and other NEOs in 2025 to Company performance. The role of each of these performance measures in our NEOs’ compensation is discussed in the CD&A above.

Financial Performance Measures
Core Net Sales
Core Earnings Per Share
Adjusted Free Cash Flow
Return on Invested Capital (ROIC)
Core Gross Margin
Core NPAT

Total Shareholder Return Amount	$ 279.06	148.63	92.52	93.67	105.92
Peer Group Total Shareholder Return Amount	249.73	208.45	148.95	122.17	152.23
Net Income (Loss)	$ 1,596,000,000	$ 506,000,000	$ 581,000,000	$ 1,316,000,000	$ 1,906,000,000
Company Selected Measure Amount	16,408,000,000	14,469,000,000	13,580,000,000	14,805,000,000	14,120,000,000
PEO Name	Wendell P. Weeks	Wendell P. Weeks	Wendell P. Weeks	Wendell P. Weeks	Wendell P. Weeks
Additional 402(v) Disclosure	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the Company. The Compensation and Talent Management Committee (the Committee) did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” starting on page 54. The following table sets forth the required compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2025, 2024, 2023, 2022 and 2021.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (ROIC)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Core Gross Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Core NPAT
PEO [Member] | Net Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,285,961)	$ (3,465)	$ (327,691)	$ (13,662)	$ (12,790)
PEO [Member] | Net Change in Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	38,157,988	18,347,667	(2,487,192)	(7,362,526)	5,119,430
PEO [Member] | Net Change in Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(14,116)	(48,980)	1,273,553
Non-PEO NEO [Member] | Net Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,528,964)	(289,109)	(229,731)	174,240	(129,044)
Non-PEO NEO [Member] | Net Change in Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,569,905	4,426,013	(834,429)	(1,767,045)	1,318,544
Non-PEO NEO [Member] | Net Change in Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (5,049)	$ (33,259)	$ 319,111